Summary of Significant Accounting Policies (Plant and equipment, estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2011
Buildings [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years
Facility machinery and equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Manufacturing machinery and equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 - 7 years
Furniture and office equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 - 5 years
Transportation equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years